Revenue and Other Income - Schedule of Analysis of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from contracts with customers
Revenue from contracts with customers	$ 73,426,381	$ 79,510,746	$ 80,671,081
Internet Leads Generation and Marketing Service Income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	63,478,087	71,188,725	75,794,855
Insurance Commission Income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	6,880,658	5,206,123	3,362,745
Marketing Income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	2,465,461	2,109,372	1,026,223
Events Income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	$ 602,175	$ 1,006,526	$ 487,258